SUBSEQUENT EVENTS (Details) - 2021 Term Loan	Feb. 26, 2025	Jun. 30, 2024
Subsequent Event [Line Items]
Debt instrument, reduction in basis spread on variable rate		0.0050
Term loan facility | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, reduction in basis spread on variable rate	0.0025